Income Taxes (Details 3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Loss before income taxes	$ (159,080,687)	$ (473,836,766)	$ (221,082,361)	$ (456,931,217)	$ (589,404,886)	$ (6,463,606)
Statutory income tax rate					21.00%	27.00%
Income tax recovery based on statutory rate					$ (123,775,026)	$ (1,745,174)
?280E permanent adjustment					22,558,050	0
Impairment					182,760,437	0
Share-based compensation expense					4,128,200	0
Fair value change of contingent consideration					(62,150,629)	0
Non-taxable items					(1,286,101)	(634,584)
Change in valuation allowance					31,551,712	7,418,633
Other					(647,879)	0
Share issuance costs recognized in equity					0	(5,433,750)
Effect of state income taxes					(65,515,675)	0
Tax rate differences and tax rate changes					10,004,359	394,875
Income tax recovery (expense)	$ 24,460,758	$ (3,935,160)	$ 24,418,531	$ 6,541,380	$ 2,372,552	$ 0